SHAREHOLDERS' EQUITY SHAREHOLDERS' EQUITY - Share-based Payments Narrative (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) CAD ($)	Dec. 31, 2014 USD ($) shares	Feb. 01, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Common Shares Issued From Options Exercised | shares	(400,000)
Options granted (in shares) | shares	0	200,000
Share-based compensation	$ 5	$ 4
Number of share options exercised (in shares) | shares	400,000	0
Proceeds from exercise of options	$ 6	$ 1
Stock options exercised	$ 1	$ 1
Share price for share options exercised during period at date of exercise (in USD per share) | $ / shares	$ 44.88	$ 35.49
Number of warrants exercised (in shares) | shares				134,400,000
Number of shares issued upon exercise of warrants (in shares) | shares				8,400,000
Share options exercised(in USD per share) | (per share)	$ 21.69		$ 19.38
Share capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of common shares upon exercise of options and Dividend Reinvestment Plan (in shares) | shares	400,000	0
Increase (decrease) through exercise of warrants, equity				$ (298)
Revaluation surplus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase (decrease) through exercise of warrants, equity				35
Retained earnings
Disclosure of terms and conditions of share-based payment arrangement [line items]
Deficit arising on cashless exercise of warrants in 2013	$ (263)	$ (263)	$ (263)	$ 263
Employee Stock Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years
Expiration period	10 years
Share-based compensation	$ 1	1
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Payment date from vesting date	30 days
Restricted Stock Units and Deferred Common Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions	$ 10	6	6
Restricted Stock Units and Deferred Common Share Units | Other Liabilities
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions	6	4	4
Restricted Stock Units and Deferred Common Share Units | Accounts Payable and Accrued Liabilities
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions	$ 4	$ 2	$ 2
Norbord, Inc. | Major ordinary share transactions | West Fraser Timber Co. Ltd.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued per common share held					0.675